Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	1.88538%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$723,580.18

Principal:
Principal Collections	$15,970,234.20
Prepayments in Full	$6,176,836.80
Liquidation Proceeds	$246,784.73
Recoveries	$123,041.60
Sub Total	$22,516,897.33
Collections	$23,240,477.51

Purchase Amounts:
Purchase Amounts Related to Principal	$169,679.50
Purchase Amounts Related to Interest	$599.91
Sub Total	$170,279.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,410,756.92

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,410,756.92
Servicing Fee	$329,542.76	$329,542.76	$0.00	$0.00	$23,081,214.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,081,214.16
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,081,214.16
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,081,214.16
Interest - Class A-3 Notes	$168,243.86	$168,243.86	$0.00	$0.00	$22,912,970.30
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$22,696,170.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,696,170.30
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$22,608,156.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,608,156.97
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$22,545,014.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,545,014.97
Regular Principal Payment	$20,964,411.37	$20,964,411.37	$0.00	$0.00	$1,580,603.60
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,580,603.60
Residual Released to Depositor	$0.00	$1,580,603.60	$0.00	$0.00	$0.00
Total		$23,410,756.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,964,411.37
Total					$20,964,411.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,964,411.37	$46.43	$168,243.86	$0.37	$21,132,655.23	$46.80
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$20,964,411.37	$13.34	$536,199.19	$0.34	$21,500,610.56	$13.68

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$120,893,792.12	0.2677603	$99,929,380.75	0.2213275
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$334,983,792.12	0.2131225	$314,019,380.75	0.1997846

Pool Information
Weighted Average APR	2.263%	2.260%
Weighted Average Remaining Term	27.89	27.08
Number of Receivables Outstanding	32,508	31,580
Pool Balance	$395,451,311.82	$372,483,583.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$366,419,531.81	$345,455,120.44
Pool Factor	0.2301780	0.2168093

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$27,028,462.88
Targeted Overcollateralization Amount	$58,464,202.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,464,202.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$404,193.27
(Recoveries)		146	$123,041.60
Net Loss for Current Collection Period			$281,151.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8532%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1719%
Second Prior Collection Period			0.6315%
Prior Collection Period			0.6452%
Current Collection Period			0.8787%
Four Month Average (Current and Prior Three Collection Periods)			0.5818%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,534	$14,534,558.93
(Cumulative Recoveries)			$2,438,040.23
Cumulative Net Loss for All Collection Periods			$12,096,518.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7041%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,112.78
Average Net Loss for Receivables that have experienced a Realized Loss			$3,422.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.73%	399	$6,426,648.75
61-90 Days Delinquent	0.17%	33	$651,602.03
91-120 Days Delinquent	0.03%	8	$115,028.72
Over 120 Days Delinquent	0.24%	41	$910,400.00
Total Delinquent Receivables	2.18%	481	$8,103,679.50

Repossession Inventory:
Repossessed in the Current Collection Period		19	$365,283.13
Total Repossessed Inventory		31	$570,192.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2774%
Prior Collection Period			0.2522%
Current Collection Period			0.2597%
Three Month Average			0.2631%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4502%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer